Other Liabilities	12 Months Ended
Dec. 31, 2011
Other Liabilities
7. Other Liabilities

	December 31,	December 31,
	2011	2010
	(in thousands)

Personnel related liabilities	$62,017	$54,983
Facility related liabilities	14,776	11,666
General overhead liabilities	24,520	24,052
Other liabilities	1,823	5,202
Short term government grants	79	111
Restructuring provisions (note 14)	3,874	315
Acquisition consideration payable	37,615	2,712
Share repurchase program	1,259	-
Short term finance leases (note 16)	-	158

	$145,963	$99,199